Note 23 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about derivative financial instruments [text block]
	Year ended December 31,
	2018	2017
Derivatives hedging borrowings and investments	5,604	2,036
Other Derivatives	3,621	6,194
Contracts with positive fair values (*)	9,225	8,230

Derivatives hedging borrowings and investments	(11,667)	(34,770)
Other Derivatives	(311)	(5,029)
Contracts with negative fair values	(11,978)	(39,799)
Total	(2,753)	(31,569)

Disclosure of detailed information about hedged items [text block]
			Fair Value		Hedge Accounting Reserve
Purchase currency	Sell currency	Term	2018	2017	2018	2017
ARS	USD	2019	(6,542)	(13,715)	(895)	(1,067)
USD	ARS	2018	-	22	-	-
USD	BRL	2019	(131)	(17)	-	-
EUR	USD	2019	203	5,660	-	1,881
USD	EUR	2018	-	(367)	-	-
MXN	USD	2019	888	(20,447)	(411)	(534)
USD	MXN	2018	-	490	-	-
JPY	USD	2019	271	(101)	-	-
USD	KWD	2019	522	(630)	390	(520)
USD	CAD	2019	2,089	(2,072)	-	-
Others			(53)	(392)	-	-
Total			(2,753)	(31,569)	(916)	(240)

Disclosure of detailed information of the hedge reserve evolution [text block]
	Equity Reserve Dec-16	Movements 2017	Equity Reserve Dec-17	Movements 2018	Equity Reserve Dec-18
Foreign Exchange	(4,742)	4,502	(240)	(676)	(916)
Total Cash flow Hedge	(4,742)	4,502	(240)	(676)	(916)